Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.8%
Aerospace & Defense — 0.9%
Loar Holdings, Inc.*	12,319	$918,874
Apparel — 0.9%
On Holding AG, Class A*	18,614	933,492
Banks — 1.2%
Walker & Dunlop, Inc.	11,368	1,291,291
Biotechnology — 7.2%
89bio, Inc.*	21,472	158,893
Arcellx, Inc.*	4,840	404,188
Avidity Biosciences, Inc.*	8,161	374,835
Biohaven Ltd.*	12,169	608,085
Bridgebio Pharma, Inc.*	11,738	298,849
Crinetics Pharmaceuticals, Inc.*	5,996	306,395
Dyne Therapeutics, Inc.*	10,114	363,295
Edgewise Therapeutics, Inc.*	6,245	166,679
Ideaya Biosciences, Inc.*	15,081	477,766
Insmed, Inc.*	11,573	844,829
Janux Therapeutics, Inc.*	4,583	208,206
Ligand Pharmaceuticals, Inc.*	8,469	847,662
NeoGenomics, Inc.*	34,325	506,294
REVOLUTION Medicines, Inc.*	16,809	762,288
Rocket Pharmaceuticals, Inc.*	7,423	137,103
Sarepta Therapeutics, Inc.*	1,337	166,978
Soleno Therapeutics, Inc.*	7,524	379,887
Structure Therapeutics, Inc., ADR*	4,533	198,953
Xenon Pharmaceuticals, Inc.*	8,575	337,598
		7,548,783
Building Materials — 2.5%
SPX Technologies, Inc.*	8,069	1,286,683
Summit Materials, Inc., Class A*	32,983	1,287,326
		2,574,009
Chemicals — 1.6%
Sensient Technologies Corp.	20,389	1,635,606
Commercial Services — 11.6%
Alight, Inc., Class A*	163,423	1,209,330
Clarivate PLC*	133,640	948,844
Colliers International Group, Inc.	4,355	661,132
Euronet Worldwide, Inc.*	12,220	1,212,591
Paylocity Holding Corp.*	6,670	1,100,350
Rentokil Initial PLC, ADR	66,586	1,659,989
Shift4 Payments, Inc., Class A*	14,962	1,325,633
Stride, Inc.*	23,960	2,044,028
TriNet Group, Inc.	6,201	601,311
UL Solutions, Inc., Class A	5,003	246,648
WEX, Inc.*	5,370	1,126,250
		12,136,106
Computers — 2.7%
CACI International, Inc., Class A*	1,664	839,588
Maximus, Inc.	12,398	1,154,998
WNS Holdings Ltd.*	14,924	786,644
		2,781,230
	Number of Shares	Value†

Distribution & Wholesale — 1.2%
Core & Main, Inc., Class A*	29,440	$1,307,136
Diversified Financial Services — 2.8%
Cboe Global Markets, Inc.	8,568	1,755,326
LPL Financial Holdings, Inc.	5,214	1,212,933
		2,968,259
Electric — 0.8%
NRG Energy, Inc.	8,864	807,510
Electrical Components & Equipment — 1.8%
EnerSys	12,601	1,285,932
Novanta, Inc.*	3,571	638,923
		1,924,855
Electronics — 5.1%
Bel Fuse, Inc., Class B	6,884	540,463
Camtek Ltd.	6,591	526,291
Itron, Inc.*	5,386	575,279
Mirion Technologies, Inc.*	114,816	1,271,013
Napco Security Technologies, Inc.	19,540	790,589
OSI Systems, Inc.*	10,811	1,641,434
		5,345,069
Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class C*	15,740	626,452
Manchester United PLC, Class A*	20,342	329,134
		955,586
Environmental Control — 1.8%
CECO Environmental Corp.*	20,495	577,959
Clean Harbors, Inc.*	4,141	1,000,921
Montrose Environmental Group, Inc.*	13,466	354,156
		1,933,036
Food — 0.9%
Premium Brands Holdings Corp.	13,477	954,336
Food Service — 0.9%
Aramark	23,750	919,838
Hand & Machine Tools — 0.5%
MSA Safety, Inc.	2,779	492,828
Healthcare Products — 9.1%
Bio-Techne Corp.	6,984	558,231
Bruker Corp.	8,399	580,035
Glaukos Corp.*	10,825	1,410,281
Globus Medical, Inc., Class A*	24,919	1,782,705
ICU Medical, Inc.*	7,925	1,444,093
Lantheus Holdings, Inc.*	12,745	1,398,764
Neogen Corp.*	34,802	585,022
OmniAb, Inc.*	71,447	302,221
Paragon 28, Inc.*	28,601	191,055
STERIS PLC	3,463	839,916
Tandem Diabetes Care, Inc.*	9,693	411,080
		9,503,403

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — 1.0%
HealthEquity, Inc.*	7,663	$627,217
Sotera Health Co.*	25,512	426,050
		1,053,267
Home Builders — 0.6%
Dream Finders Homes, Inc., Class A*	6,218	225,154
Thor Industries, Inc.	3,967	435,933
		661,087
Home Furnishings — 0.6%
The Lovesac Co.*	22,968	658,033
Insurance — 1.1%
RLI Corp.	7,110	1,101,908
Internet — 0.7%
Ziff Davis, Inc.*	15,304	744,693
Machinery — Diversified — 6.0%
ATS Corp.*	34,428	998,894
Chart Industries, Inc.*	3,848	477,691
Cognex Corp.	9,973	403,907
CSW Industrials, Inc.	3,308	1,212,018
Gates Industrial Corp. PLC*	50,893	893,172
Kornit Digital Ltd.*	23,461	606,115
Nordson Corp.	1,742	457,501
Zurn Elkay Water Solutions Corp.	35,099	1,261,458
		6,310,756
Miscellaneous Manufacturing — 2.9%
Carlisle Cos., Inc.	2,499	1,123,925
Enpro, Inc.	4,188	679,210
ITT, Inc.	8,144	1,217,610
		3,020,745
Oil & Gas — 1.9%
California Resources Corp.	8,170	428,680
Magnolia Oil & Gas Corp., Class A	50,283	1,227,911
Weatherford International PLC	4,366	370,761
		2,027,352
Packaging and Containers — 2.5%
Crown Holdings, Inc.	20,620	1,977,045
Gerresheimer AG	6,681	596,351
		2,573,396
Pharmaceuticals — 5.8%
Ascendis Pharma A/S, ADR*	4,917	734,157
Avadel Pharmaceuticals PLC, ADR*	42,258	554,214
BellRing Brands, Inc.*	17,013	1,033,029
Madrigal Pharmaceuticals, Inc.*	4,443	942,894
Mirum Pharmaceuticals, Inc.*	15,863	618,657
Vaxcyte, Inc.*	18,731	2,140,391
		6,023,342
Retail — 2.0%
Beacon Roofing Supply, Inc.*	5,168	446,670
Casey's General Stores, Inc.	3,055	1,147,794
	Number of Shares	Value†

Retail — (continued)
Williams-Sonoma, Inc.	3,118	$483,041
		2,077,505
Semiconductors — 2.6%
Entegris, Inc.	5,515	620,603
MACOM Technology Solutions Holdings, Inc.*	6,541	727,751
ON Semiconductor Corp.*	18,657	1,354,685
		2,703,039
Software — 15.3%
Aspen Technology, Inc.*	2,378	567,914
Asure Software, Inc.*	56,221	508,800
AvidXchange Holdings, Inc.*	75,255	610,318
Blackbaud, Inc.*	21,934	1,857,371
Broadridge Financial Solutions, Inc.	7,677	1,650,785
Consensus Cloud Solutions, Inc.*	23,197	546,289
Doximity, Inc., Class A*	14,947	651,241
Dynatrace, Inc.*	24,262	1,297,289
Enfusion, Inc., Class A*	51,230	486,173
Ibotta, Inc., Class A*	2,701	166,409
Nice Ltd., ADR*	7,874	1,367,478
Oddity Tech Ltd., Class A*	13,687	552,681
PagerDuty, Inc.*	40,042	742,779
PDF Solutions, Inc.*	20,634	653,685
SS&C Technologies Holdings, Inc.	34,511	2,561,061
The Descartes Systems Group, Inc.*	17,548	1,805,727
		16,026,000
Telecommunications — 0.3%
AST SpaceMobile, Inc.*	13,434	351,299
Transportation — 1.1%
Saia, Inc.*	2,659	1,162,674
TOTAL COMMON STOCKS (Cost $69,280,307)		103,426,343

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $420,139)	7,405	989,308

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	5,842
OmniAb, Inc.*	3,339	4,476
TOTAL RIGHTS (Cost $8,726)		10,318

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Growth Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $807,842)	807,842	$807,842
TOTAL INVESTMENTS — 100.5% (Cost $70,517,014)		$105,233,811
Other Assets & Liabilities — (0.5)%		(567,158)
TOTAL NET ASSETS — 100.0%		$104,666,653

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 9/30/2024††
United States	86%
Canada	4
Israel	3
United Kingdom	3
Switzerland	1
India	1
Denmark	1
Germany	1
Total	100%
††	% of total investments as of September 30, 2024.
3